CONSOLIDATED STATEMENTS OF CASH FLOWS € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)
OPERATING
Net income (loss)	$ (514.1)		$ (576.6)		$ (1,446.2)
Depreciation and amortization	181.2		293.2		1,310.6
Multi-client surveys depreciation and amortization	297.7		417.2		369.5
Depreciation and amortization capitalized in multi-client surveys	(30.0)		(42.3)		(72.8)
Variance on provisions	(16.7)		(105.6)		98.5
Stock based compensation expenses	0.7		2.0		3.1
Net (gain) loss on disposal of fixed and financial assets	(30.4)		0.1		(27.2)
Equity (income) loss of investees	20.1	[1]	8.2	[2]	(21.4)	[3]
Dividends received from investments in companies under equity method	2.0		13.0		5.1
Other non-cash items	49.2		0.3		(3.0)
Net cash flow including net cost of financial debt and income tax	(40.3)		9.5		216.2
Less net cost of financial debt	211.0		174.2		178.5
Less income tax expense	23.7		(13.7)		77.0
Net cash flow excluding net cost of financial debt and income tax	194.4		170.0		471.7
Income tax paid	43.5		(12.6)		(19.2)
Net cash flow before changes in working capital	237.9		157.4		452.5
- change in trade accounts and notes receivables	(97.9)		320.2		76.8
- change in inventories and work-in-progress	54.5		60.2		53.2
- change in other current assets	(15.8)		(27.3)		25.7
- change in trade accounts and notes payable	(0.4)		(98.2)		(144.1)
- change in other current liabilities	19.6		(58.2)		(33.5)
Impact of changes in exchange rate on financial items			1.0		(22.5)
Net cash flow provided by operating activities	197.9		355.1		408.1
INVESTING
Total capital expenditures (including variation of fixed assets suppliers, excluding multi-client surveys)	(81.2)	[4]	(104.5)	[5]	(145.6)	[6]
Investments in multi-client surveys, net cash	(251.0)		(295.1)		(284.6)
Proceeds from disposals of tangible and intangible assets	22.3		12.3		46.2
Total net proceeds from financial assets	4.5		6.1		4.4
Acquisition of investments, net of cash & cash equivalents acquired					(19.3)
Variation in loans granted	(1.5)		18.3		(27.8)
Variation in subsidies for capital expenditures	(0.5)		(0.6)		(0.7)
Variation in other non-current financial assets	4.2		(17.7)		4.1
Net cash flow used in investing activities	(303.2)		(381.2)		(423.3)
FINANCING
Repayment of long-term debt	(26.9)		(496.1)		(231.6)
Total issuance of long-term debt	2.3		458.1		466.0
Lease repayments	(5.7)		(8.7)		(8.2)
Change in short-term loans	(1.4)		0.9		(2.1)
Financial expenses paid	(85.0)		(141.8)		(153.8)
Net proceeds from capital increase:
- from shareholders			367.5
- from non-controlling interests of integrated companies	0.0		0.0		0.0
Dividends paid and share capital reimbursements:
- to shareholders	0.0		0.0		0.0
- to non-controlling interests of integrated companies			(4.4)		(7.5)
Acquisition/disposal from treasury shares			0.5
Net cash flow provided by (used in) financing activities	(116.7)		176.0		62.8
Effect of exchange rates on cash	6.1		3.6		(21.4)
Impact of changes in consolidation scope	(7.5)
Net increase (decrease) in cash and cash equivalents	(223.4)		153.5		26.2
Cash and cash equivalents at beginning of year	538.8		385.3		359.1
Cash and cash equivalents at end of period	$ 315.4		$ 538.8		$ 385.3

[1]	Share of operating results of companies accounted for under equity method was US$(11.9) million for the year ended December 31, 2017.
[2]	Share of operating results of companies accounted for under equity method was US$(6.9) million for the year ended December 31, 2016.
[3]	Share of operating results of companies accounted for under equity method was US$38.3 million for the year ended December 31, 2015.
[4]	Capital expenditures included capitalized development costs of US$(34.1) million for the year ended December 31, 2017. "Eliminations and other" corresponded to the variance of suppliers of assets for the year ended December 31, 2017.
[5]	Capital expenditures included capitalized development costs of US$(34.0) million for the year ended December 31, 2016. "Eliminations and other" corresponded to the variance of suppliers of assets for the year ended December 31, 2016.
[6]	Capital expenditures included capitalized development costs of US$(41.5) million for the year ended December 31, 2015. "Eliminations and other" corresponded to the variance of suppliers of assets for the year ended December 31, 2015.